LEASES	12 Months Ended
Mar. 31, 2017
LEASES
LEASES

8.LEASES

The Company enters into various leases for data center facilities, office premises and office equipment in the normal course of business.

Capital Leases — The Company uses office equipment leased under capital lease arrangements. The amount of leased assets at cost under capital leases and accumulated depreciation amounted to ¥17,471 thousand and ¥12,510 thousand, respectively, at March 31, 2016 and ¥131,318 thousand and ¥17,738 thousand, respectively, at March 31, 2017.

Operating Leases —The Company leases its data center facilities and office premises under cancellable operating lease arrangements with mainly two-year lease periods, for which refundable lease deposits are recorded as rental deposits. The U.S.-based subsidiary leases office premises under noncancellable operating lease arrangements.

Expenses related to operating leases for the years ended March 31, 2015, 2016 and 2017, were ¥379,972 thousand, ¥823,790 thousand and ¥1,047,405 thousand, respectively, and are included in “Cost of revenue” and “Selling, general and administrative expenses.”

Future Minimum Lease Payments — As of March 31, 2017, the future minimum lease payments under noncancellable operating leases and capital leases are as follows:

	Thousands of Yen
	Operating
Years ending March 31,	Leases	Capital Leases
2018	¥353,645	¥33,951
2019	296,852	33,301
2020	218,960	29,892
2021	158,841	19,001
2022	148,950	8,125
Total minimum lease payments	¥1,177,248	124,270

Less amounts representing interest		4,023
Present value of minimum lease payments		120,247
Less current portion		31,787
Noncurrent portion		¥88,460